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                                   SUPPLEMENT
                               DATED MAY 31, 2005
                                     TO THE
               HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES
                               DATED MAY 1, 2005
 (ISSUED BY: FIRST FORTIS LIFE INSURANCE COMPANY AND FORTIS BENEFITS INSURANCE
                                    COMPANY)

HARTFORD CAPITAL OPPORTUNITIES HLS FUND

Effective April 29, 2005

Charles Sloan has resigned from Holland Capital Management, L.P. On page 14 of the prospectus, under the heading "Portfolio Managers", strike the disclosure regarding Charles M. Sloan. Louis A. Holland and Monica L. Walker will remain as co-portfolio managers for the Hartford Capital Opportunities HLS Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.